Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Prepaid insurance	$ 433	$ 1,021
Prepaid income taxes	2,942	873
Other	56	19
Prepaid expenses and other current assets	$ 3,431	$ 1,913